Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2016
Basic and Diluted Weighted Average Share Amounts

The following table sets forth the basic and diluted weighted average share amounts:

	Twelve months ended June 30, 2016	Twelve months ended June 30, 2015
Weighted-average shares outstanding-basic	95,495,357	87,345,708
Potential dilutive effect of shares to be issued to settle the debentures	14,603,082	21,478,722

Weighted-average shares outstanding-diluted	110,098,439	108,824,430

Computations for Basic and Diluted Income Per Common Share

The computations for basic and diluted income per common share are as follows:

	Twelve months ended June 30, 2016	Twelve months ended June 30, 2015
Net income – basic	$6,037	$3,655
Add back: Interest expense on debentures (net of tax)	4,472	6,541

Net income used for diluted earnings per share	10,509	10,196

Basic income per share	$0.06	$0.04

Diluted income per share	$0.06	$0.04